Investment Securities - Schedule of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Less than 12 months	$ 129,820	$ 152,605
12 months or more	119,799	3,152
Total Fair Value	249,619	155,757
Unrealized Losses
Less than 12 months	(19,994)	(2,275)
12 months or more	(26,415)	(230)
Total Unrealized Losses	(46,409)	(2,505)
U.S. Treasury
Fair Value
Less than 12 months	1,908	1,758
12 months or more	244	0
Total Fair Value	2,152	1,758
Unrealized Losses
Less than 12 months	(41)	(3)
12 months or more	(5)	0
Total Unrealized Losses	(46)	(3)
U.S. government and federal agency obligations
Fair Value
Less than 12 months	559
12 months or more	0
Total Fair Value	559
Unrealized Losses
Less than 12 months	(32)
12 months or more	0
Total Unrealized Losses	(32)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	7,066	18,304
12 months or more	16,711	0
Total Fair Value	23,777	18,304
Unrealized Losses
Less than 12 months	(933)	(196)
12 months or more	(1,789)	0
Total Unrealized Losses	(2,722)	(196)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	79,396	39,221
12 months or more	29,370	0
Total Fair Value	108,766	39,221
Unrealized Losses
Less than 12 months	(15,421)	(474)
12 months or more	(10,133)	0
Total Unrealized Losses	(25,554)	(474)
Mortgage-backed securities
Fair Value
Less than 12 months	33,334	89,520
12 months or more	68,911	1,864
Total Fair Value	102,245	91,384
Unrealized Losses
Less than 12 months	(3,124)	(1,579)
12 months or more	(13,740)	(32)
Total Unrealized Losses	(16,864)	(1,611)
Other debt securities
Fair Value
Less than 12 months	7,557	3,802
12 months or more	3,386	0
Total Fair Value	10,943	3,802
Unrealized Losses
Less than 12 months	(443)	(23)
12 months or more	(439)	0
Total Unrealized Losses	(882)	(23)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,177	1,288
Total Fair Value	1,177	1,288
Unrealized Losses
Less than 12 months	0	0
12 months or more	(309)	(198)
Total Unrealized Losses	$ (309)	$ (198)